Shareholder Report	12 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	AB TRUST
Entity Central Index Key	0001129870
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000028758
Shareholder Report [Line Items]
Fund Name	AB Discovery Value Fund
Class Name	Advisor Class
Trading Symbol	ABYSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Discovery Value Fund (the “Fund”) for the period of December 1, 2025 to June 30, 2026.
Additional Information [Text Block]	Fund
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/ABYSX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$54	0.84%Footnote Reference*
Footnote	Description
Footnote*	Annualized. This period represents the seven month period from December 1, 2025 to June 30, 2026.

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.84%	[1]
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

During the seven-month period ended June 30, 2026, all share classes of the Fund underperformed the Russell 2500 Value Index (the “benchmark”), before sales charges. Security selection was the primary detractor from performance, relative to the benchmark, and more than offset the positive impact of sector allocation decisions. Security selection within technology, health care, and materials detracted most from relative performance and outweighed positive contributions from other sectors. Sector allocation contributed positively to results, led by positioning within financials, consumer discretionary, health care and energy. Positive security selection within financials, consumer discretionary and consumer staples also supported performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Table Summary
	Advisor Class	S&P 500 Index	Russell 2500 Value Index
06/16	$10,000	$10,000	$10,000
06/17	$12,030	$11,790	$11,836
06/18	$13,748	$13,484	$13,196
06/19	$12,993	$14,889	$12,942
06/20	$10,509	$16,006	$10,936
06/21	$17,940	$22,536	$17,851
06/22	$15,416	$20,144	$15,496
06/23	$17,207	$24,091	$17,103
06/24	$19,312	$30,006	$19,026
06/25	$20,291	$34,556	$21,017
06/26	$25,470	$42,271	$29,117

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	5 Years	10 Years
Advisor Class	25.52%	7.26%	9.80%
S&P 500 Index	22.33%	13.41%	15.51%
Russell 2500 Value Index	38.54%	10.28%	11.28%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
AssetsNet	$ 2,563,277,755
Holdings Count | Holding	102
Advisory Fees Paid, Amount	$ 10,437,593	[2]
InvestmentCompanyPortfolioTurnover	39.00%	[2]
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$2,563,277,755
# of Portfolio Holdings	102
Portfolio Turnover Rate	39%Footnote Reference+
Total Advisory Fees Paid (Net)	$10,437,593Footnote Reference+
Footnote	Description
Footnote+	Based on the Period from December 1, 2025 to June 30, 2026.

Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Table Summary
Industrials	23.3%
Financials	16.4%
Information Technology	12.7%
Consumer Discretionary	11.6%
Health Care	9.3%
Real Estate	6.8%
Materials	6.5%
Consumer Staples	5.6%
Utilities	3.4%
Energy	3.1%
Short-Term Investments	1.9%
Other assets less liabilities	-0.6%
Total	100.0%

Largest Holdings [Text Block]

10 Top Holdings

Table Summary
Company	U.S. $ Value	% of Net Assets
US Foods Holding Corp.	$42,757,269	1.7%
Hanover Insurance Group, Inc. (The)	$41,884,013	1.6%
BorgWarner, Inc.	$41,406,310	1.6%
Reliance, Inc.	$41,330,994	1.6%
Regal Rexnord Corp.	$39,883,963	1.6%
F5, Inc.	$39,162,218	1.5%
IDACORP, Inc.	$38,486,484	1.5%
UMB Financial Corp.	$37,707,913	1.5%
Everest Group Ltd.	$36,807,908	1.5%
Tenet Healthcare Corp.	$36,777,309	1.4%
Total	$396,204,381	15.5%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund during the reporting period.

At a meeting held on May 5-7, 2026, the Fund’s Board of Directors/Trustees approved a fiscal year end change for the Fund from November 30 to June 30, effective June 1, 2026.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund during the reporting period.
C000028755
Shareholder Report [Line Items]
Fund Name	AB Discovery Value Fund
Class Name	Class A
Trading Symbol	ABASX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Discovery Value Fund (the “Fund”) for the period of December 1, 2025 to June 30, 2026.
Additional Information [Text Block]	Fund
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/ABASX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$69	1.09%Footnote Reference*
Footnote	Description
Footnote*	Annualized. This period represents the seven month period from December 1, 2025 to June 30, 2026.

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	1.09%	[3]
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

During the seven-month period ended June 30, 2026, all share classes of the Fund underperformed the Russell 2500 Value Index (the “benchmark”), before sales charges. Security selection was the primary detractor from performance, relative to the benchmark, and more than offset the positive impact of sector allocation decisions. Security selection within technology, health care, and materials detracted most from relative performance and outweighed positive contributions from other sectors. Sector allocation contributed positively to results, led by positioning within financials, consumer discretionary, health care and energy. Positive security selection within financials, consumer discretionary and consumer staples also supported performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Table Summary
	Class A (with sales charges)	S&P 500 Index	Russell 2500 Value Index
06/16	$9,577	$10,000	$10,000
06/17	$11,498	$11,790	$11,836
06/18	$13,108	$13,484	$13,196
06/19	$12,355	$14,889	$12,942
06/20	$9,963	$16,006	$10,936
06/21	$16,974	$22,536	$17,851
06/22	$14,548	$20,144	$15,496
06/23	$16,198	$24,091	$17,103
06/24	$18,133	$30,006	$19,026
06/25	$19,012	$34,556	$21,017
06/26	$23,802	$42,271	$29,117

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	5 Years	10 Years
Class A (without sales charges)	25.20%	7.00%	9.53%
Class A (with sales charges)	19.88%	6.07%	9.06%
S&P 500 Index	22.33%	13.41%	15.51%
Russell 2500 Value Index	38.54%	10.28%	11.28%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
AssetsNet	$ 2,563,277,755
Holdings Count | Holding	102
Advisory Fees Paid, Amount	$ 10,437,593	[4]
InvestmentCompanyPortfolioTurnover	39.00%	[4]
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$2,563,277,755
# of Portfolio Holdings	102
Portfolio Turnover Rate	39%Footnote Reference+
Total Advisory Fees Paid (Net)	$10,437,593Footnote Reference+
Footnote	Description
Footnote+	Based on the Period from December 1, 2025 to June 30, 2026.

Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Table Summary
Industrials	23.3%
Financials	16.4%
Information Technology	12.7%
Consumer Discretionary	11.6%
Health Care	9.3%
Real Estate	6.8%
Materials	6.5%
Consumer Staples	5.6%
Utilities	3.4%
Energy	3.1%
Short-Term Investments	1.9%
Other assets less liabilities	-0.6%
Total	100.0%

Largest Holdings [Text Block]

10 Top Holdings

Table Summary
Company	U.S. $ Value	% of Net Assets
US Foods Holding Corp.	$42,757,269	1.7%
Hanover Insurance Group, Inc. (The)	$41,884,013	1.6%
BorgWarner, Inc.	$41,406,310	1.6%
Reliance, Inc.	$41,330,994	1.6%
Regal Rexnord Corp.	$39,883,963	1.6%
F5, Inc.	$39,162,218	1.5%
IDACORP, Inc.	$38,486,484	1.5%
UMB Financial Corp.	$37,707,913	1.5%
Everest Group Ltd.	$36,807,908	1.5%
Tenet Healthcare Corp.	$36,777,309	1.4%
Total	$396,204,381	15.5%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund during the reporting period.

At a meeting held on May 5-7, 2026, the Fund’s Board of Directors/Trustees approved a fiscal year end change for the Fund from November 30 to June 30, effective June 1, 2026.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund during the reporting period.
C000028757
Shareholder Report [Line Items]
Fund Name	AB Discovery Value Fund
Class Name	Class C
Trading Symbol	ABCSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Discovery Value Fund (the “Fund”) for the period of December 1, 2025 to June 30, 2026.
Additional Information [Text Block]	Fund
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/ABCSX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$117	1.84%Footnote Reference*
Footnote	Description
Footnote*	Annualized. This period represents the seven month period from December 1, 2025 to June 30, 2026.

Expenses Paid, Amount	$ 117
Expense Ratio, Percent	1.84%	[5]
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

During the seven-month period ended June 30, 2026, all share classes of the Fund underperformed the Russell 2500 Value Index (the “benchmark”), before sales charges. Security selection was the primary detractor from performance, relative to the benchmark, and more than offset the positive impact of sector allocation decisions. Security selection within technology, health care, and materials detracted most from relative performance and outweighed positive contributions from other sectors. Sector allocation contributed positively to results, led by positioning within financials, consumer discretionary, health care and energy. Positive security selection within financials, consumer discretionary and consumer staples also supported performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Table Summary
	Class C (with sales charges)	S&P 500 Index	Russell 2500 Value Index
06/16	$10,000	$10,000	$10,000
06/17	$11,913	$11,790	$11,836
06/18	$13,479	$13,484	$13,196
06/19	$12,609	$14,889	$12,942
06/20	$10,097	$16,006	$10,936
06/21	$17,070	$22,536	$17,851
06/22	$14,515	$20,144	$15,496
06/23	$16,043	$24,091	$17,103
06/24	$17,823	$30,006	$19,026
06/25	$18,547	$34,556	$21,017
06/26	$23,048	$42,271	$29,117

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	5 Years	10 Years
Class C (without sales charges)	24.27%	6.19%	8.71%
Class C (with sales charges)	23.27%	6.19%	8.71%
S&P 500 Index	22.33%	13.41%	15.51%
Russell 2500 Value Index	38.54%	10.28%	11.28%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
AssetsNet	$ 2,563,277,755
Holdings Count | Holding	102
Advisory Fees Paid, Amount	$ 10,437,593	[6]
InvestmentCompanyPortfolioTurnover	39.00%	[6]
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$2,563,277,755
# of Portfolio Holdings	102
Portfolio Turnover Rate	39%Footnote Reference+
Total Advisory Fees Paid (Net)	$10,437,593Footnote Reference+
Footnote	Description
Footnote+	Based on the Period from December 1, 2025 to June 30, 2026.

Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Table Summary
Industrials	23.3%
Financials	16.4%
Information Technology	12.7%
Consumer Discretionary	11.6%
Health Care	9.3%
Real Estate	6.8%
Materials	6.5%
Consumer Staples	5.6%
Utilities	3.4%
Energy	3.1%
Short-Term Investments	1.9%
Other assets less liabilities	-0.6%
Total	100.0%

Largest Holdings [Text Block]

10 Top Holdings

Table Summary
Company	U.S. $ Value	% of Net Assets
US Foods Holding Corp.	$42,757,269	1.7%
Hanover Insurance Group, Inc. (The)	$41,884,013	1.6%
BorgWarner, Inc.	$41,406,310	1.6%
Reliance, Inc.	$41,330,994	1.6%
Regal Rexnord Corp.	$39,883,963	1.6%
F5, Inc.	$39,162,218	1.5%
IDACORP, Inc.	$38,486,484	1.5%
UMB Financial Corp.	$37,707,913	1.5%
Everest Group Ltd.	$36,807,908	1.5%
Tenet Healthcare Corp.	$36,777,309	1.4%
Total	$396,204,381	15.5%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund during the reporting period.

At a meeting held on May 5-7, 2026, the Fund’s Board of Directors/Trustees approved a fiscal year end change for the Fund from November 30 to June 30, effective June 1, 2026.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund during the reporting period.
C000028761
Shareholder Report [Line Items]
Fund Name	AB Discovery Value Fund
Class Name	Class I
Trading Symbol	ABSIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Discovery Value Fund (the “Fund”) for the period of December 1, 2025 to June 30, 2026.
Additional Information [Text Block]	Fund
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/ABSIX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$57	0.90%Footnote Reference*
Footnote	Description
Footnote*	Annualized. This period represents the seven month period from December 1, 2025 to June 30, 2026.

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	0.90%	[7]
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

During the seven-month period ended June 30, 2026, all share classes of the Fund underperformed the Russell 2500 Value Index (the “benchmark”), before sales charges. Security selection was the primary detractor from performance, relative to the benchmark, and more than offset the positive impact of sector allocation decisions. Security selection within technology, health care, and materials detracted most from relative performance and outweighed positive contributions from other sectors. Sector allocation contributed positively to results, led by positioning within financials, consumer discretionary, health care and energy. Positive security selection within financials, consumer discretionary and consumer staples also supported performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Table Summary
	Class I	S&P 500 Index	Russell 2500 Value Index
06/16	$10,000	$10,000	$10,000
06/17	$12,035	$11,790	$11,836
06/18	$13,755	$13,484	$13,196
06/19	$12,999	$14,889	$12,942
06/20	$10,509	$16,006	$10,936
06/21	$17,946	$22,536	$17,851
06/22	$15,403	$20,144	$15,496
06/23	$17,198	$24,091	$17,103
06/24	$19,286	$30,006	$19,026
06/25	$20,251	$34,556	$21,017
06/26	$25,402	$42,271	$29,117

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	5 Years	10 Years
Class I	25.44%	7.20%	9.77%
S&P 500 Index	22.33%	13.41%	15.51%
Russell 2500 Value Index	38.54%	10.28%	11.28%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
AssetsNet	$ 2,563,277,755
Holdings Count | Holding	102
Advisory Fees Paid, Amount	$ 10,437,593	[8]
InvestmentCompanyPortfolioTurnover	39.00%	[8]
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$2,563,277,755
# of Portfolio Holdings	102
Portfolio Turnover Rate	39%Footnote Reference+
Total Advisory Fees Paid (Net)	$10,437,593Footnote Reference+
Footnote	Description
Footnote+	Based on the Period from December 1, 2025 to June 30, 2026.

Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Table Summary
Industrials	23.3%
Financials	16.4%
Information Technology	12.7%
Consumer Discretionary	11.6%
Health Care	9.3%
Real Estate	6.8%
Materials	6.5%
Consumer Staples	5.6%
Utilities	3.4%
Energy	3.1%
Short-Term Investments	1.9%
Other assets less liabilities	-0.6%
Total	100.0%

Largest Holdings [Text Block]

10 Top Holdings

Table Summary
Company	U.S. $ Value	% of Net Assets
US Foods Holding Corp.	$42,757,269	1.7%
Hanover Insurance Group, Inc. (The)	$41,884,013	1.6%
BorgWarner, Inc.	$41,406,310	1.6%
Reliance, Inc.	$41,330,994	1.6%
Regal Rexnord Corp.	$39,883,963	1.6%
F5, Inc.	$39,162,218	1.5%
IDACORP, Inc.	$38,486,484	1.5%
UMB Financial Corp.	$37,707,913	1.5%
Everest Group Ltd.	$36,807,908	1.5%
Tenet Healthcare Corp.	$36,777,309	1.4%
Total	$396,204,381	15.5%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund during the reporting period.

At a meeting held on May 5-7, 2026, the Fund’s Board of Directors/Trustees approved a fiscal year end change for the Fund from November 30 to June 30, effective June 1, 2026.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund during the reporting period.
C000135456
Shareholder Report [Line Items]
Fund Name	AB Discovery Value Fund
Class Name	Class Z
Trading Symbol	ABSZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Discovery Value Fund (the “Fund”) for the period of December 1, 2025 to June 30, 2026.
Additional Information [Text Block]	Fund
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/ABSZX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$52	0.81%Footnote Reference*
Footnote	Description
Footnote*	Annualized. This period represents the seven month period from December 1, 2025 to June 30, 2026.

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.81%	[9]
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

During the seven-month period ended June 30, 2026, all share classes of the Fund underperformed the Russell 2500 Value Index (the “benchmark”), before sales charges. Security selection was the primary detractor from performance, relative to the benchmark, and more than offset the positive impact of sector allocation decisions. Security selection within technology, health care, and materials detracted most from relative performance and outweighed positive contributions from other sectors. Sector allocation contributed positively to results, led by positioning within financials, consumer discretionary, health care and energy. Positive security selection within financials, consumer discretionary and consumer staples also supported performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Table Summary
	Class Z	S&P 500 Index	Russell 2500 Value Index
06/16	$10,000	$10,000	$10,000
06/17	$12,045	$11,790	$11,836
06/18	$13,778	$13,484	$13,196
06/19	$13,029	$14,889	$12,942
06/20	$10,544	$16,006	$10,936
06/21	$18,017	$22,536	$17,851
06/22	$15,479	$20,144	$15,496
06/23	$17,292	$24,091	$17,103
06/24	$19,411	$30,006	$19,026
06/25	$20,404	$34,556	$21,017
06/26	$25,608	$42,271	$29,117

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	5 Years	10 Years
Class Z	25.51%	7.28%	9.86%
S&P 500 Index	22.33%	13.41%	15.51%
Russell 2500 Value Index	38.54%	10.28%	11.28%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
AssetsNet	$ 2,563,277,755
Holdings Count | Holding	102
Advisory Fees Paid, Amount	$ 10,437,593	[10]
InvestmentCompanyPortfolioTurnover	39.00%	[10]
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$2,563,277,755
# of Portfolio Holdings	102
Portfolio Turnover Rate	39%Footnote Reference+
Total Advisory Fees Paid (Net)	$10,437,593Footnote Reference+
Footnote	Description
Footnote+	Based on the Period from December 1, 2025 to June 30, 2026.

Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Table Summary
Industrials	23.3%
Financials	16.4%
Information Technology	12.7%
Consumer Discretionary	11.6%
Health Care	9.3%
Real Estate	6.8%
Materials	6.5%
Consumer Staples	5.6%
Utilities	3.4%
Energy	3.1%
Short-Term Investments	1.9%
Other assets less liabilities	-0.6%
Total	100.0%

Largest Holdings [Text Block]

10 Top Holdings

Table Summary
Company	U.S. $ Value	% of Net Assets
US Foods Holding Corp.	$42,757,269	1.7%
Hanover Insurance Group, Inc. (The)	$41,884,013	1.6%
BorgWarner, Inc.	$41,406,310	1.6%
Reliance, Inc.	$41,330,994	1.6%
Regal Rexnord Corp.	$39,883,963	1.6%
F5, Inc.	$39,162,218	1.5%
IDACORP, Inc.	$38,486,484	1.5%
UMB Financial Corp.	$37,707,913	1.5%
Everest Group Ltd.	$36,807,908	1.5%
Tenet Healthcare Corp.	$36,777,309	1.4%
Total	$396,204,381	15.5%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund during the reporting period.

At a meeting held on May 5-7, 2026, the Fund’s Board of Directors/Trustees approved a fiscal year end change for the Fund from November 30 to June 30, effective June 1, 2026.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund during the reporting period.
C000028765
Shareholder Report [Line Items]
Fund Name	AB International Value Fund
Class Name	Advisor Class
Trading Symbol	ABIYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB International Value Fund (the “Fund”) for the period of December 1, 2025 to June 30, 2026.
Additional Information [Text Block]	Fund
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/ABIYX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$56	0.91%Footnote Reference*
Footnote	Description
Footnote*	Annualized. This period represents the seven-month period from December 1, 2025 to June 30, 2026.

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	0.91%	[11]
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

During the seven-month period ended June 30, 2026, the Fund outperformed the Morgan Stanley Capital International Europe, Australasia and the Far East (“MSCI EAFE”) Index (the “benchmark”). The Fund’s outperformance was primarily driven by effective stock selection decisions relative to the benchmark. Security selection within electronics, finance and consumer non-cyclicals contributed the most to relative performance and more than offset weaker selection within consumer cyclicals, capital equipment and energy. Overall, sector allocation detracted from performance, although positive contributions from energy, utilities and medical holdings partially offset losses from positioning within construction and housing, telecommunications and cash. Currency movements contributed modestly to relative performance. Overall, the Fund’s results were positive during the reporting period.

During the seven-month period, the Fund used derivatives in the form of currency forwards for hedging purposes, which added to performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Table Summary
	Advisor Class	MSCI EAFE Index (net)
06/16	$10,000	$10,000
06/17	$12,252	$12,027
06/18	$12,478	$12,850
06/19	$11,156	$12,988
06/20	$9,785	$12,322
06/21	$13,458	$16,308
06/22	$11,133	$13,410
06/23	$13,772	$15,927
06/24	$14,666	$17,765
06/25	$18,750	$20,914
06/26	$22,895	$25,146

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	5 Years	10 Years
Advisor Class	22.11%	11.21%	8.64%
MSCI EAFE Index (net)	20.23%	9.05%	9.66%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
AssetsNet	$ 135,132,234
Holdings Count | Holding	65
Advisory Fees Paid, Amount	$ 236,463	[12]
InvestmentCompanyPortfolioTurnover	31.00%	[12]
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$135,132,234
# of Portfolio Holdings	65
Portfolio Turnover Rate	31%Footnote Reference+
Total Advisory Fees Paid (Net)	$236,463Footnote Reference+
Footnote	Description
Footnote+	Based on the Period from December 1, 2025 to June 30, 2026.

Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Table Summary
Financials	23.4%
Industrials	18.5%
Health Care	10.0%
Consumer Discretionary	9.1%
Information Technology	8.7%
Consumer Staples	7.0%
Materials	6.3%
Communication Services	5.7%
Energy	4.3%
Real Estate	2.6%
Others	1.7%
Short-Term Investments	2.5%
Other assets less liabilities	0.2%
Total	100.0%

Country Breakdown (% of Net Assets)

Table Summary
Japan	21.0%
United Kingdom	16.3%
France	12.1%
United States	9.1%
Italy	4.9%
Netherlands	4.5%
Denmark	3.7%
Spain	3.4%
Hong Kong	2.6%
Switzerland	2.5%
Germany	2.2%
Taiwan	2.0%
Belgium	1.9%
South Africa	1.8%
Others	9.3%
Short-Term Investments	2.5%
Other assets less liabilities	0.2%
Total	100.0%

Largest Holdings [Text Block]

10 Top Holdings

Table Summary
Company	U.S. $ Value	% of Net Assets
Tokyo Electron Ltd.	$5,197,632	3.8%
Shell PLC	$4,218,842	3.1%
Roche Holding AG	$3,387,351	2.5%
Sony Group Corp.	$3,050,808	2.3%
Resona Holdings, Inc.	$3,044,380	2.3%
Taiwan Semiconductor Manufacturing Co., Ltd.	$2,753,270	2.1%
Airbus SE	$2,739,317	2.0%
Industria de Diseno Textil SA	$2,692,930	2.0%
BNP Paribas SA	$2,602,268	1.9%
Novo Nordisk A/S - Class B	$2,596,047	1.9%
Total	$32,282,845	23.9%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund during the reporting period.

At a meeting held on May 5-7, 2026, the Fund’s Board of Directors/Trustees approved a fiscal year end change for the Fund from November 30 to June 30, effective June 1, 2026.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund during the reporting period.
C000028762
Shareholder Report [Line Items]
Fund Name	AB International Value Fund
Class Name	Class A
Trading Symbol	ABIAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB International Value Fund (the “Fund”) for the period of December 1, 2025 to June 30, 2026.
Additional Information [Text Block]	Fund
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/ABIAX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$72	1.16%Footnote Reference*
Footnote	Description
Footnote*	Annualized. This period represents the seven-month period from December 1, 2025 to June 30, 2026.

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	1.16%	[13]
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

During the seven-month period ended June 30, 2026, the Fund outperformed the Morgan Stanley Capital International Europe, Australasia and the Far East (“MSCI EAFE”) Index (the “benchmark”). The Fund’s outperformance was primarily driven by effective stock selection decisions relative to the benchmark. Security selection within electronics, finance and consumer non-cyclicals contributed the most to relative performance and more than offset weaker selection within consumer cyclicals, capital equipment and energy. Overall, sector allocation detracted from performance, although positive contributions from energy, utilities and medical holdings partially offset losses from positioning within construction and housing, telecommunications and cash. Currency movements contributed modestly to relative performance. Overall, the Fund’s results were positive during the reporting period.

During the seven-month period, the Fund used derivatives in the form of currency forwards for hedging purposes, which added to performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Table Summary
	Class A (with sales charges)	MSCI EAFE Index (net)
06/16	$9,573	$10,000
06/17	$11,696	$12,027
06/18	$11,884	$12,850
06/19	$10,600	$12,988
06/20	$9,270	$12,322
06/21	$12,725	$16,308
06/22	$10,498	$13,410
06/23	$12,955	$15,927
06/24	$13,761	$17,765
06/25	$17,542	$20,914
06/26	$21,371	$25,146

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	5 Years	10 Years
Class A (without sales charges)	21.82%	10.93%	8.36%
Class A (with sales charges)	16.67%	9.96%	7.89%
MSCI EAFE Index (net)	20.23%	9.05%	9.66%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
AssetsNet	$ 135,132,234
Holdings Count | Holding	65
Advisory Fees Paid, Amount	$ 236,463	[14]
InvestmentCompanyPortfolioTurnover	31.00%	[14]
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$135,132,234
# of Portfolio Holdings	65
Portfolio Turnover Rate	31%Footnote Reference+
Total Advisory Fees Paid (Net)	$236,463Footnote Reference+
Footnote	Description
Footnote+	Based on the Period from December 1, 2025 to June 30, 2026.

Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Table Summary
Financials	23.4%
Industrials	18.5%
Health Care	10.0%
Consumer Discretionary	9.1%
Information Technology	8.7%
Consumer Staples	7.0%
Materials	6.3%
Communication Services	5.7%
Energy	4.3%
Real Estate	2.6%
Others	1.7%
Short-Term Investments	2.5%
Other assets less liabilities	0.2%
Total	100.0%

Country Breakdown (% of Net Assets)

Table Summary
Japan	21.0%
United Kingdom	16.3%
France	12.1%
United States	9.1%
Italy	4.9%
Netherlands	4.5%
Denmark	3.7%
Spain	3.4%
Hong Kong	2.6%
Switzerland	2.5%
Germany	2.2%
Taiwan	2.0%
Belgium	1.9%
South Africa	1.8%
Others	9.3%
Short-Term Investments	2.5%
Other assets less liabilities	0.2%
Total	100.0%

Largest Holdings [Text Block]

10 Top Holdings

Table Summary
Company	U.S. $ Value	% of Net Assets
Tokyo Electron Ltd.	$5,197,632	3.8%
Shell PLC	$4,218,842	3.1%
Roche Holding AG	$3,387,351	2.5%
Sony Group Corp.	$3,050,808	2.3%
Resona Holdings, Inc.	$3,044,380	2.3%
Taiwan Semiconductor Manufacturing Co., Ltd.	$2,753,270	2.1%
Airbus SE	$2,739,317	2.0%
Industria de Diseno Textil SA	$2,692,930	2.0%
BNP Paribas SA	$2,602,268	1.9%
Novo Nordisk A/S - Class B	$2,596,047	1.9%
Total	$32,282,845	23.9%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund during the reporting period.

At a meeting held on May 5-7, 2026, the Fund’s Board of Directors/Trustees approved a fiscal year end change for the Fund from November 30 to June 30, effective June 1, 2026.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund during the reporting period.
C000028764
Shareholder Report [Line Items]
Fund Name	AB International Value Fund
Class Name	Class C
Trading Symbol	ABICX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB International Value Fund (the “Fund”) for the period of December 1, 2025 to June 30, 2026.
Additional Information [Text Block]	Fund
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/ABICX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$118	1.91%Footnote Reference*
Footnote	Description
Footnote*	Annualized. This period represents the seven-month period from December 1, 2025 to June 30, 2026.

Expenses Paid, Amount	$ 118
Expense Ratio, Percent	1.91%	[15]
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

During the seven-month period ended June 30, 2026, the Fund outperformed the Morgan Stanley Capital International Europe, Australasia and the Far East (“MSCI EAFE”) Index (the “benchmark”). The Fund’s outperformance was primarily driven by effective stock selection decisions relative to the benchmark. Security selection within electronics, finance and consumer non-cyclicals contributed the most to relative performance and more than offset weaker selection within consumer cyclicals, capital equipment and energy. Overall, sector allocation detracted from performance, although positive contributions from energy, utilities and medical holdings partially offset losses from positioning within construction and housing, telecommunications and cash. Currency movements contributed modestly to relative performance. Overall, the Fund’s results were positive during the reporting period.

During the seven-month period, the Fund used derivatives in the form of currency forwards for hedging purposes, which added to performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Table Summary
	Class C (with sales charges)	MSCI EAFE Index (net)
06/16	$10,000	$10,000
06/17	$12,133	$12,027
06/18	$12,230	$12,850
06/19	$10,834	$12,988
06/20	$9,403	$12,322
06/21	$12,799	$16,308
06/22	$10,483	$13,410
06/23	$12,843	$15,927
06/24	$13,534	$17,765
06/25	$17,130	$20,914
06/26	$20,717	$25,146

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	5 Years	10 Years
Class C (without sales charges)	20.94%	10.11%	7.56%
Class C (with sales charges)	19.94%	10.11%	7.56%
MSCI EAFE Index (net)	20.23%	9.05%	9.66%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
AssetsNet	$ 135,132,234
Holdings Count | Holding	65
Advisory Fees Paid, Amount	$ 236,463	[16]
InvestmentCompanyPortfolioTurnover	31.00%	[16]
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$135,132,234
# of Portfolio Holdings	65
Portfolio Turnover Rate	31%Footnote Reference+
Total Advisory Fees Paid (Net)	$236,463Footnote Reference+
Footnote	Description
Footnote+	Based on the Period from December 1, 2025 to June 30, 2026.

Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Table Summary
Financials	23.4%
Industrials	18.5%
Health Care	10.0%
Consumer Discretionary	9.1%
Information Technology	8.7%
Consumer Staples	7.0%
Materials	6.3%
Communication Services	5.7%
Energy	4.3%
Real Estate	2.6%
Others	1.7%
Short-Term Investments	2.5%
Other assets less liabilities	0.2%
Total	100.0%

Country Breakdown (% of Net Assets)

Table Summary
Japan	21.0%
United Kingdom	16.3%
France	12.1%
United States	9.1%
Italy	4.9%
Netherlands	4.5%
Denmark	3.7%
Spain	3.4%
Hong Kong	2.6%
Switzerland	2.5%
Germany	2.2%
Taiwan	2.0%
Belgium	1.9%
South Africa	1.8%
Others	9.3%
Short-Term Investments	2.5%
Other assets less liabilities	0.2%
Total	100.0%

Largest Holdings [Text Block]

10 Top Holdings

Table Summary
Company	U.S. $ Value	% of Net Assets
Tokyo Electron Ltd.	$5,197,632	3.8%
Shell PLC	$4,218,842	3.1%
Roche Holding AG	$3,387,351	2.5%
Sony Group Corp.	$3,050,808	2.3%
Resona Holdings, Inc.	$3,044,380	2.3%
Taiwan Semiconductor Manufacturing Co., Ltd.	$2,753,270	2.1%
Airbus SE	$2,739,317	2.0%
Industria de Diseno Textil SA	$2,692,930	2.0%
BNP Paribas SA	$2,602,268	1.9%
Novo Nordisk A/S - Class B	$2,596,047	1.9%
Total	$32,282,845	23.9%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund during the reporting period.

At a meeting held on May 5-7, 2026, the Fund’s Board of Directors/Trustees approved a fiscal year end change for the Fund from November 30 to June 30, effective June 1, 2026.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund during the reporting period.
C000028768
Shareholder Report [Line Items]
Fund Name	AB International Value Fund
Class Name	Class I
Trading Symbol	AIVIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB International Value Fund (the “Fund”) for the period of December 1, 2025 to June 30, 2026.
Additional Information [Text Block]	Fund
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/AIVIX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$56	0.91%Footnote Reference*
Footnote	Description
Footnote*	Annualized. This period represents the seven-month period from December 1, 2025 to June 30, 2026.

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	0.91%	[17]
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

During the seven-month period ended June 30, 2026, the Fund outperformed the Morgan Stanley Capital International Europe, Australasia and the Far East (“MSCI EAFE”) Index (the “benchmark”). The Fund’s outperformance was primarily driven by effective stock selection decisions relative to the benchmark. Security selection within electronics, finance and consumer non-cyclicals contributed the most to relative performance and more than offset weaker selection within consumer cyclicals, capital equipment and energy. Overall, sector allocation detracted from performance, although positive contributions from energy, utilities and medical holdings partially offset losses from positioning within construction and housing, telecommunications and cash. Currency movements contributed modestly to relative performance. Overall, the Fund’s results were positive during the reporting period.

During the seven-month period, the Fund used derivatives in the form of currency forwards for hedging purposes, which added to performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Table Summary
	Class I	MSCI EAFE Index (net)
06/16	$10,000	$10,000
06/17	$12,276	$12,027
06/18	$12,531	$12,850
06/19	$11,230	$12,988
06/20	$9,855	$12,322
06/21	$13,548	$16,308
06/22	$11,212	$13,410
06/23	$13,870	$15,927
06/24	$14,762	$17,765
06/25	$18,840	$20,914
06/26	$23,021	$25,146

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	5 Years	10 Years
Class I	22.19%	11.19%	8.70%
MSCI EAFE Index (net)	20.23%	9.05%	9.66%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
AssetsNet	$ 135,132,234
Holdings Count | Holding	65
Advisory Fees Paid, Amount	$ 236,463	[18]
InvestmentCompanyPortfolioTurnover	31.00%	[18]
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$135,132,234
# of Portfolio Holdings	65
Portfolio Turnover Rate	31%Footnote Reference+
Total Advisory Fees Paid (Net)	$236,463Footnote Reference+
Footnote	Description
Footnote+	Based on the Period from December 1, 2025 to June 30, 2026.

Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Table Summary
Financials	23.4%
Industrials	18.5%
Health Care	10.0%
Consumer Discretionary	9.1%
Information Technology	8.7%
Consumer Staples	7.0%
Materials	6.3%
Communication Services	5.7%
Energy	4.3%
Real Estate	2.6%
Others	1.7%
Short-Term Investments	2.5%
Other assets less liabilities	0.2%
Total	100.0%

Country Breakdown (% of Net Assets)

Table Summary
Japan	21.0%
United Kingdom	16.3%
France	12.1%
United States	9.1%
Italy	4.9%
Netherlands	4.5%
Denmark	3.7%
Spain	3.4%
Hong Kong	2.6%
Switzerland	2.5%
Germany	2.2%
Taiwan	2.0%
Belgium	1.9%
South Africa	1.8%
Others	9.3%
Short-Term Investments	2.5%
Other assets less liabilities	0.2%
Total	100.0%

Largest Holdings [Text Block]

10 Top Holdings

Table Summary
Company	U.S. $ Value	% of Net Assets
Tokyo Electron Ltd.	$5,197,632	3.8%
Shell PLC	$4,218,842	3.1%
Roche Holding AG	$3,387,351	2.5%
Sony Group Corp.	$3,050,808	2.3%
Resona Holdings, Inc.	$3,044,380	2.3%
Taiwan Semiconductor Manufacturing Co., Ltd.	$2,753,270	2.1%
Airbus SE	$2,739,317	2.0%
Industria de Diseno Textil SA	$2,692,930	2.0%
BNP Paribas SA	$2,602,268	1.9%
Novo Nordisk A/S - Class B	$2,596,047	1.9%
Total	$32,282,845	23.9%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund during the reporting period.

At a meeting held on May 5-7, 2026, the Fund’s Board of Directors/Trustees approved a fiscal year end change for the Fund from November 30 to June 30, effective June 1, 2026.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund during the reporting period.
C000028751
Shareholder Report [Line Items]
Fund Name	AB Large Cap Value Fund
Class Name	Advisor Class
Trading Symbol	ABVYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Large Cap Value Fund (the “Fund”) for the period of December 1, 2025 to June 30, 2026.
Additional Information [Text Block]	Fund
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/ABVYX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$38	0.60%Footnote Reference*
Footnote	Description
Footnote*	Annualized. This period represents the seven-month period from December 1, 2025 to June 30, 2026.

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.60%	[19]
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

During the seven-month period ended June 30, 2026, all share classes of the Fund outperformed the Russell 1000 Value Index (the “benchmark”), before sales charges. Security selection was the primary contributor to relative performance and more than offset the negative impact of sector allocation decisions. The strongest contributions came from security selection within technology, real estate, industrials, health care and consumer staples. Sector allocation detracted from results, driven primarily by positioning within technology, cash, consumer discretionary and communication services. Positive allocation effects within financials, materials, consumer staples and utilities partially offset these detractors. Overall, strong stock selection across several sectors was the primary driver of the Fund’s outperformance relative to the benchmark.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Table Summary
	Advisor Class	S&P 500 Index	Russell 1000 Value Index
06/16	$10,000	$10,000	$10,000
06/17	$11,394	$11,790	$11,553
06/18	$12,197	$13,484	$12,335
06/19	$11,906	$14,889	$13,379
06/20	$10,645	$16,006	$12,197
06/21	$15,763	$22,536	$17,525
06/22	$14,592	$20,144	$16,330
06/23	$17,278	$24,091	$18,214
06/24	$20,049	$30,006	$20,592
06/25	$22,099	$34,556	$23,414
06/26	$29,646	$42,271	$29,757

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	5 Years	10 Years
Advisor Class	34.15%	13.47%	11.48%
S&P 500 Index	22.33%	13.41%	15.51%
Russell 1000 Value Index	27.09%	11.17%	11.52%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
AssetsNet	$ 529,207,336
Holdings Count | Holding	61
Advisory Fees Paid, Amount	$ 1,301,558	[20]
InvestmentCompanyPortfolioTurnover	37.00%	[20]
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$529,207,336
# of Portfolio Holdings	61
Portfolio Turnover Rate	37%Footnote Reference+
Total Advisory Fees Paid (Net)	$1,301,558Footnote Reference+
Footnote	Description
Footnote+	Based on the Period from December 1, 2025 to June 30, 2026.

Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Table Summary
Information Technology	18.9%
Financials	16.3%
Health Care	13.3%
Industrials	12.1%
Consumer Discretionary	10.3%
Consumer Staples	6.4%
Energy	5.2%
Materials	4.7%
Real Estate	3.8%
Utilities	3.7%
Others	3.7%
Short-Term Investments	1.6%
Other assets less liabilities	0.0%
Total	100.0%

Largest Holdings [Text Block]

10 Top Holdings

Table Summary
Company	U.S. $ Value	% of Net Assets
Lam Research Corp.	$22,196,896	4.2%
Amazon.com, Inc.	$21,378,145	4.0%
Apple, Inc.	$20,553,241	3.9%
Exxon Mobil Corp.	$17,199,103	3.2%
RTX Corp.	$16,977,420	3.2%
Bank of America Corp.	$16,164,998	3.1%
Microsoft Corp.	$15,120,366	2.9%
Merck & Co., Inc.	$15,064,184	2.9%
UnitedHealth Group, Inc.	$14,461,846	2.7%
Walt Disney Co. (The)	$13,155,546	2.5%
Total	$172,271,745	32.6%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund during the reporting period.

At a meeting held on May 5-7, 2026, the Fund’s Board of Directors/Trustees approved a fiscal year end change for the Fund from November 30 to June 30, effective June 1, 2026.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund during the reporting period.
C000028748
Shareholder Report [Line Items]
Fund Name	AB Large Cap Value Fund
Class Name	Class A
Trading Symbol	ABVAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Large Cap Value Fund (the “Fund”) for the period of December 1, 2025 to June 30, 2026.
Additional Information [Text Block]	Fund
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/ABVAX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$54	0.85%Footnote Reference*
Footnote	Description
Footnote*	Annualized. This period represents the seven-month period from December 1, 2025 to June 30, 2026.

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.85%	[21]
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

During the seven-month period ended June 30, 2026, all share classes of the Fund outperformed the Russell 1000 Value Index (the “benchmark”), before sales charges. Security selection was the primary contributor to relative performance and more than offset the negative impact of sector allocation decisions. The strongest contributions came from security selection within technology, real estate, industrials, health care and consumer staples. Sector allocation detracted from results, driven primarily by positioning within technology, cash, consumer discretionary and communication services. Positive allocation effects within financials, materials, consumer staples and utilities partially offset these detractors. Overall, strong stock selection across several sectors was the primary driver of the Fund’s outperformance relative to the benchmark.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Table Summary
	Class A (with sales charges)	S&P 500 Index	Russell 1000 Value Index
06/16	$9,578	$10,000	$10,000
06/17	$10,896	$11,790	$11,553
06/18	$11,632	$13,484	$12,335
06/19	$11,321	$14,889	$13,379
06/20	$10,105	$16,006	$12,197
06/21	$14,926	$22,536	$17,525
06/22	$13,781	$20,144	$16,330
06/23	$16,278	$24,091	$18,214
06/24	$18,834	$30,006	$20,592
06/25	$20,709	$34,556	$23,414
06/26	$27,713	$42,271	$29,757

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	5 Years	10 Years
Class A (without sales charges)	33.82%	13.17%	11.21%
Class A (with sales charges)	28.15%	12.20%	10.73%
S&P 500 Index	22.33%	13.41%	15.51%
Russell 1000 Value Index	27.09%	11.17%	11.52%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
AssetsNet	$ 529,207,336
Holdings Count | Holding	61
Advisory Fees Paid, Amount	$ 1,301,558	[22]
InvestmentCompanyPortfolioTurnover	37.00%	[22]
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$529,207,336
# of Portfolio Holdings	61
Portfolio Turnover Rate	37%Footnote Reference+
Total Advisory Fees Paid (Net)	$1,301,558Footnote Reference+
Footnote	Description
Footnote+	Based on the Period from December 1, 2025 to June 30, 2026.

Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Table Summary
Information Technology	18.9%
Financials	16.3%
Health Care	13.3%
Industrials	12.1%
Consumer Discretionary	10.3%
Consumer Staples	6.4%
Energy	5.2%
Materials	4.7%
Real Estate	3.8%
Utilities	3.7%
Others	3.7%
Short-Term Investments	1.6%
Other assets less liabilities	0.0%
Total	100.0%

Largest Holdings [Text Block]

10 Top Holdings

Table Summary
Company	U.S. $ Value	% of Net Assets
Lam Research Corp.	$22,196,896	4.2%
Amazon.com, Inc.	$21,378,145	4.0%
Apple, Inc.	$20,553,241	3.9%
Exxon Mobil Corp.	$17,199,103	3.2%
RTX Corp.	$16,977,420	3.2%
Bank of America Corp.	$16,164,998	3.1%
Microsoft Corp.	$15,120,366	2.9%
Merck & Co., Inc.	$15,064,184	2.9%
UnitedHealth Group, Inc.	$14,461,846	2.7%
Walt Disney Co. (The)	$13,155,546	2.5%
Total	$172,271,745	32.6%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund during the reporting period.

At a meeting held on May 5-7, 2026, the Fund’s Board of Directors/Trustees approved a fiscal year end change for the Fund from November 30 to June 30, effective June 1, 2026.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund during the reporting period.
C000028750
Shareholder Report [Line Items]
Fund Name	AB Large Cap Value Fund
Class Name	Class C
Trading Symbol	ABVCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Large Cap Value Fund (the “Fund”) for the period of December 1, 2025 to June 30, 2026.
Additional Information [Text Block]	Fund
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/ABVCX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$102	1.60%Footnote Reference*
Footnote	Description
Footnote*	Annualized. This period represents the seven-month period from December 1, 2025 to June 30, 2026.

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	1.60%	[23]
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

During the seven-month period ended June 30, 2026, all share classes of the Fund outperformed the Russell 1000 Value Index (the “benchmark”), before sales charges. Security selection was the primary contributor to relative performance and more than offset the negative impact of sector allocation decisions. The strongest contributions came from security selection within technology, real estate, industrials, health care and consumer staples. Sector allocation detracted from results, driven primarily by positioning within technology, cash, consumer discretionary and communication services. Positive allocation effects within financials, materials, consumer staples and utilities partially offset these detractors. Overall, strong stock selection across several sectors was the primary driver of the Fund’s outperformance relative to the benchmark.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Table Summary
	Class C (with sales charges)	S&P 500 Index	Russell 1000 Value Index
06/16	$10,000	$10,000	$10,000
06/17	$11,286	$11,790	$11,553
06/18	$11,959	$13,484	$12,335
06/19	$11,553	$14,889	$13,379
06/20	$10,229	$16,006	$12,197
06/21	$14,990	$22,536	$17,525
06/22	$13,741	$20,144	$16,330
06/23	$16,111	$24,091	$18,214
06/24	$18,500	$30,006	$20,592
06/25	$20,190	$34,556	$23,414
06/26	$26,808	$42,271	$29,757

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	5 Years	10 Years
Class C (without sales charges)	32.78%	12.33%	10.36%
Class C (with sales charges)	31.78%	12.33%	10.36%
S&P 500 Index	22.33%	13.41%	15.51%
Russell 1000 Value Index	27.09%	11.17%	11.52%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
AssetsNet	$ 529,207,336
Holdings Count | Holding	61
Advisory Fees Paid, Amount	$ 1,301,558	[24]
InvestmentCompanyPortfolioTurnover	37.00%	[24]
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$529,207,336
# of Portfolio Holdings	61
Portfolio Turnover Rate	37%Footnote Reference+
Total Advisory Fees Paid (Net)	$1,301,558Footnote Reference+
Footnote	Description
Footnote+	Based on the Period from December 1, 2025 to June 30, 2026.

Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Table Summary
Information Technology	18.9%
Financials	16.3%
Health Care	13.3%
Industrials	12.1%
Consumer Discretionary	10.3%
Consumer Staples	6.4%
Energy	5.2%
Materials	4.7%
Real Estate	3.8%
Utilities	3.7%
Others	3.7%
Short-Term Investments	1.6%
Other assets less liabilities	0.0%
Total	100.0%

Largest Holdings [Text Block]

10 Top Holdings

Table Summary
Company	U.S. $ Value	% of Net Assets
Lam Research Corp.	$22,196,896	4.2%
Amazon.com, Inc.	$21,378,145	4.0%
Apple, Inc.	$20,553,241	3.9%
Exxon Mobil Corp.	$17,199,103	3.2%
RTX Corp.	$16,977,420	3.2%
Bank of America Corp.	$16,164,998	3.1%
Microsoft Corp.	$15,120,366	2.9%
Merck & Co., Inc.	$15,064,184	2.9%
UnitedHealth Group, Inc.	$14,461,846	2.7%
Walt Disney Co. (The)	$13,155,546	2.5%
Total	$172,271,745	32.6%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund during the reporting period.

At a meeting held on May 5-7, 2026, the Fund’s Board of Directors/Trustees approved a fiscal year end change for the Fund from November 30 to June 30, effective June 1, 2026.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund during the reporting period.
C000028754
Shareholder Report [Line Items]
Fund Name	AB Large Cap Value Fund
Class Name	Class I
Trading Symbol	ABVIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Large Cap Value Fund (the “Fund”) for the period of December 1, 2025 to June 30, 2026.
Additional Information [Text Block]	Fund
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/ABVIX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$42	0.65%Footnote Reference*
Footnote	Description
Footnote*	Annualized. This period represents the seven-month period from December 1, 2025 to June 30, 2026.

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.65%	[25]
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

During the seven-month period ended June 30, 2026, all share classes of the Fund outperformed the Russell 1000 Value Index (the “benchmark”), before sales charges. Security selection was the primary contributor to relative performance and more than offset the negative impact of sector allocation decisions. The strongest contributions came from security selection within technology, real estate, industrials, health care and consumer staples. Sector allocation detracted from results, driven primarily by positioning within technology, cash, consumer discretionary and communication services. Positive allocation effects within financials, materials, consumer staples and utilities partially offset these detractors. Overall, strong stock selection across several sectors was the primary driver of the Fund’s outperformance relative to the benchmark.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Table Summary
	Class I	S&P 500 Index	Russell 1000 Value Index
06/16	$10,000	$10,000	$10,000
06/17	$11,403	$11,790	$11,553
06/18	$12,211	$13,484	$12,335
06/19	$11,919	$14,889	$13,379
06/20	$10,666	$16,006	$12,197
06/21	$15,802	$22,536	$17,525
06/22	$14,630	$20,144	$16,330
06/23	$17,328	$24,091	$18,214
06/24	$20,099	$30,006	$20,592
06/25	$22,138	$34,556	$23,414
06/26	$29,701	$42,271	$29,757

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	5 Years	10 Years
Class I	34.16%	13.45%	11.50%
S&P 500 Index	22.33%	13.41%	15.51%
Russell 1000 Value Index	27.09%	11.17%	11.52%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
AssetsNet	$ 529,207,336
Holdings Count | Holding	61
Advisory Fees Paid, Amount	$ 1,301,558	[26]
InvestmentCompanyPortfolioTurnover	37.00%	[26]
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$529,207,336
# of Portfolio Holdings	61
Portfolio Turnover Rate	37%Footnote Reference+
Total Advisory Fees Paid (Net)	$1,301,558Footnote Reference+
Footnote	Description
Footnote+	Based on the Period from December 1, 2025 to June 30, 2026.

Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Table Summary
Information Technology	18.9%
Financials	16.3%
Health Care	13.3%
Industrials	12.1%
Consumer Discretionary	10.3%
Consumer Staples	6.4%
Energy	5.2%
Materials	4.7%
Real Estate	3.8%
Utilities	3.7%
Others	3.7%
Short-Term Investments	1.6%
Other assets less liabilities	0.0%
Total	100.0%

Largest Holdings [Text Block]

10 Top Holdings

Table Summary
Company	U.S. $ Value	% of Net Assets
Lam Research Corp.	$22,196,896	4.2%
Amazon.com, Inc.	$21,378,145	4.0%
Apple, Inc.	$20,553,241	3.9%
Exxon Mobil Corp.	$17,199,103	3.2%
RTX Corp.	$16,977,420	3.2%
Bank of America Corp.	$16,164,998	3.1%
Microsoft Corp.	$15,120,366	2.9%
Merck & Co., Inc.	$15,064,184	2.9%
UnitedHealth Group, Inc.	$14,461,846	2.7%
Walt Disney Co. (The)	$13,155,546	2.5%
Total	$172,271,745	32.6%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund during the reporting period.

At a meeting held on May 5-7, 2026, the Fund’s Board of Directors/Trustees approved a fiscal year end change for the Fund from November 30 to June 30, effective June 1, 2026.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund during the reporting period.
C000254617
Shareholder Report [Line Items]
Fund Name	AB Large Cap Value Fund
Class Name	Class Z
Trading Symbol	ABVZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Large Cap Value Fund (the “Fund”) for the period of December 1, 2025 to June 30, 2026.
Additional Information [Text Block]	Fund
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/ABVZX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$38	0.59%Footnote Reference*
Footnote	Description
Footnote*	Annualized. This period represents the seven-month period from December 1, 2025 to June 30, 2026.

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.59%	[27]
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

During the seven-month period ended June 30, 2026, all share classes of the Fund outperformed the Russell 1000 Value Index (the “benchmark”), before sales charges. Security selection was the primary contributor to relative performance and more than offset the negative impact of sector allocation decisions. The strongest contributions came from security selection within technology, real estate, industrials, health care and consumer staples. Sector allocation detracted from results, driven primarily by positioning within technology, cash, consumer discretionary and communication services. Positive allocation effects within financials, materials, consumer staples and utilities partially offset these detractors. Overall, strong stock selection across several sectors was the primary driver of the Fund’s outperformance relative to the benchmark.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Table Summary
	Class Z	S&P 500 Index	Russell 1000 Value Index
10/24	$10,000	$10,000	$10,000
11/24	$10,802	$10,589	$10,563
11/25	$11,581	$12,178	$11,329
06/26	$13,885	$13,429	$13,258

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	Since Inception 10/1/24
Class Z	33.77%	20.69%
S&P 500 Index	22.33%	18.41%
Russell 1000 Value Index	27.09%	17.55%

Performance Inception Date	Oct. 01, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
AssetsNet	$ 529,207,336
Holdings Count | Holding	61
Advisory Fees Paid, Amount	$ 1,301,558	[28]
InvestmentCompanyPortfolioTurnover	37.00%	[28]
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$529,207,336
# of Portfolio Holdings	61
Portfolio Turnover Rate	37%Footnote Reference+
Total Advisory Fees Paid (Net)	$1,301,558Footnote Reference+
Footnote	Description
Footnote+	Based on the Period from December 1, 2025 to June 30, 2026.

Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Table Summary
Information Technology	18.9%
Financials	16.3%
Health Care	13.3%
Industrials	12.1%
Consumer Discretionary	10.3%
Consumer Staples	6.4%
Energy	5.2%
Materials	4.7%
Real Estate	3.8%
Utilities	3.7%
Others	3.7%
Short-Term Investments	1.6%
Other assets less liabilities	0.0%
Total	100.0%

Largest Holdings [Text Block]

10 Top Holdings

Table Summary
Company	U.S. $ Value	% of Net Assets
Lam Research Corp.	$22,196,896	4.2%
Amazon.com, Inc.	$21,378,145	4.0%
Apple, Inc.	$20,553,241	3.9%
Exxon Mobil Corp.	$17,199,103	3.2%
RTX Corp.	$16,977,420	3.2%
Bank of America Corp.	$16,164,998	3.1%
Microsoft Corp.	$15,120,366	2.9%
Merck & Co., Inc.	$15,064,184	2.9%
UnitedHealth Group, Inc.	$14,461,846	2.7%
Walt Disney Co. (The)	$13,155,546	2.5%
Total	$172,271,745	32.6%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund during the reporting period.

At a meeting held on May 5-7, 2026, the Fund’s Board of Directors/Trustees approved a fiscal year end change for the Fund from November 30 to June 30, effective June 1, 2026.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund during the reporting period.

[1]	Annualized. This period represents the seven month period from December 1, 2025 to June 30, 2026.
[2]	Based on the Period from December 1, 2025 to June 30, 2026.
[3]	Annualized. This period represents the seven month period from December 1, 2025 to June 30, 2026.
[4]	Based on the Period from December 1, 2025 to June 30, 2026.
[5]	Annualized. This period represents the seven month period from December 1, 2025 to June 30, 2026.
[6]	Based on the Period from December 1, 2025 to June 30, 2026.
[7]	Annualized. This period represents the seven month period from December 1, 2025 to June 30, 2026.
[8]	Based on the Period from December 1, 2025 to June 30, 2026.
[9]	Annualized. This period represents the seven month period from December 1, 2025 to June 30, 2026.
[10]	Based on the Period from December 1, 2025 to June 30, 2026.
[11]	Annualized. This period represents the seven-month period from December 1, 2025 to June 30, 2026.
[12]	Based on the Period from December 1, 2025 to June 30, 2026.
[13]	Annualized. This period represents the seven-month period from December 1, 2025 to June 30, 2026.
[14]	Based on the Period from December 1, 2025 to June 30, 2026.
[15]	Annualized. This period represents the seven-month period from December 1, 2025 to June 30, 2026.
[16]	Based on the Period from December 1, 2025 to June 30, 2026.
[17]	Annualized. This period represents the seven-month period from December 1, 2025 to June 30, 2026.
[18]	Based on the Period from December 1, 2025 to June 30, 2026.
[19]	Annualized. This period represents the seven-month period from December 1, 2025 to June 30, 2026.
[20]	Based on the Period from December 1, 2025 to June 30, 2026.
[21]	Annualized. This period represents the seven-month period from December 1, 2025 to June 30, 2026.
[22]	Based on the Period from December 1, 2025 to June 30, 2026.
[23]	Annualized. This period represents the seven-month period from December 1, 2025 to June 30, 2026.
[24]	Based on the Period from December 1, 2025 to June 30, 2026.
[25]	Annualized. This period represents the seven-month period from December 1, 2025 to June 30, 2026.
[26]	Based on the Period from December 1, 2025 to June 30, 2026.
[27]	Annualized. This period represents the seven-month period from December 1, 2025 to June 30, 2026.
[28]	Based on the Period from December 1, 2025 to June 30, 2026.